Share-Based Compensation - Stock Activity (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Number of Options
Options outstanding at beginning of period (in shares)	895,100	765,375
Granted (in shares)	224,750	247,600
Canceled (in shares)	(35,000)	(117,875)
Options outstanding at end of period (in shares)	1,084,850	895,100
Weighted Average Exercise Price
Options outstanding at beginning of period (in dollars per share)	$ 13.35	$ 12.46
Granted (in dollars per share)	15.91	17.01
Canceled (in dollars per share)	16.98	15.25
Options outstanding at end of period (in dollars per share)	$ 13.76	$ 13.35
Weighted Average Remaining Contract Term	7 years 9 months 18 days	8 years 2 months 12 days
Aggregate Intrinsic Value	$ 2,479,475	$ 3,457,748